RELATED PARTY TRANSACTIONS AND BALANCES - Balances with related parties (Details)	Dec. 31, 2025 USD ($)
RELATED PARTY TRANSACTIONS AND BALANCES
Due from a related party	$ 30,666
Related Party | Anruitai Investment Limited
RELATED PARTY TRANSACTIONS AND BALANCES
Due from a related party	$ 30,666